Other long-term assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Long-term prepaid services	$ 28,674	$ 28,720
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	19,458	18,877
Retirement benefits assets	836	47,071
Deposits	15,634	17,189
Deferred financing fees	2,531	2,827
Other	17,643	24,982
Other long-term assets	$ 84,776	$ 139,666